Borrowings	6 Months Ended
Jun. 30, 2024
Borrowings.
Borrowings

18.Borrowings

	June 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current
Senior Notes	1,933,891	1,930,457
Bank borrowings	1,487,970	1,126,239
	3,421,861	3,056,696
Current
Senior Notes	26,620	26,912
Bank borrowings	118,293	107,110
Bank overdraft	5,208	675
Letters of credit	7,693	319,454
	157,814	454,151

Total borrowings	3,579,675	3,510,847

18.1Analysis of borrowings

Debt is made up of the following:

			Maturity			June 30,	December 31,
	#	Currency	date	Interest rate		2024	2023
						$’000	$’000

Senior Notes
IHS Holding Limited		US Dollar	2026	5.63%		499,438	498,920
IHS Holding Limited		US Dollar	2028	6.25%		498,936	498,635
IHS Netherlands Holdco B.V.		US Dollar	2027	8.00%		962,137	959,814

Bank borrowings
IHS Brasil - Cessão de Infraestruturas S.A.		Brazilian Real	2031	3.10	% + CDI	221,155	252,341
IHS Brasil - Cessão de Infraestruturas S.A.	(a)	Brazilian Real	2032	2.80	% + CDI	52,777	—
IHS Côte d’Ivoire S.A.	(b)	CFA Franc	2028	6.50%		16,574	—
IHS Côte d’Ivoire S.A.	(b)	Euro	2028	3.50	% + 3M EURIBOR	87,678	—
IHS Côte d’Ivoire S.A.		CFA Franc	2024	5.00%		—	6,570
IHS Côte d’Ivoire S.A.		Euro	2024	3.00	% + 3M EURIBOR	—	4,841
IHS Holding Limited	(c)	US Dollar	2025	3.75	% + CAS + 3M SOFR	432,689	370,935
IHS Holding Limited	(d)	US Dollar	2026	4.50	% + 3M SOFR	235,446	—
IHS Kuwait Limited		Kuwait Dinar	2029	2.00	% + CBK Discount Rate	57,687	61,354
IHS Nigeria Limited	(e)	Nigerian Naira	2026	2.50	% + MPR; Capped at 24%	34,883	—
IHS Towers South Africa Proprietary Limited		South African Rand	2029	2.75	% + 3M JIBAR	185,439	185,404
IHS Zambia Limited		US Dollar	2027	5.00	% + CAS + 3M SOFR	71,678	81,297
INT Towers Limited		Nigerian Naira	2028	2.50	% + MPR; Capped at 24%	106,814	186,302
I-Systems Soluções de Infraestrutura S.A.		Brazilian Real	2030	2.45	- 2.50% + CDI	73,044	84,305
I-Systems Soluções de Infraestrutura S.A.	(f)	Brazilian Real	2032	2.10	% + CDI	28,162	—
San Gimignano Imoveis e Adminsitracao Ltda.		Brazilian Real	2024	3.96	% + CDI	2,237	—

Bank overdraft
IHS Towers South Africa Proprietary Limited	(g)	South African Rand	2024	11.50%		5,208	675

Letters of credit
Global Independent Connect Limited		US Dollar	2024	15.25	- 15.28%	155	1,095
IHS Nigeria Limited		US Dollar	2024	12.00	- 15.55%	2,217	98,918
IHS Towers NG Limited		US Dollar	2024	15.49%		—	23
INT Towers Limited		US Dollar	2024	12.00	- 15.75%	5,321	219,418
						3,579,675	3,510,847

i.	Bank borrowings - new facilities, facility amendments and drawdowns during the reporting period

The Group is in compliance with its debt covenants related to the listed bonds and covenants related to external borrowings as of June 30, 2024. Approximate U.S. dollar equivalent values for non-USD denominated facilities stated below are translated from the currency of the debt at the relevant exchange rates on June 30, 2024.

(a)	IHS Brasil - Cessão de Infraestruturas S.A. Debentures

IHS Brasil - Cessão de Infraestruturas S.A. issued debentures for BRL 300.0 million (approximately $53.6 million) in June 2024 (the “IHS 2024 Brasil Debentures”). The IHS 2024 Brasil Debentures amortize, starting from July 2026, semi-annually until maturity in July 2032.

The proceeds from the issuance of the IHS 2024 Brasil Debentures were applied towards general corporate and working capital purposes.

(b)CIV (2023) Term Loan

IHS Côte d’Ivoire S.A. entered into a facility agreement originally in December 2023, (as amended and/or restated from time to time) with, amongst others, certain financial institutions listed therein as original lenders, split into one tranche with a total commitment of €88.0 million (approximately $94.3 million) (the “CIV 2023 Euro Tranche”), and another tranche with a total commitment of XOF 11.2 billion (approximately $18.2 million) (the “CIV 2023 XOF Tranche” and, together with the CIV 2023 Euro Tranche, the “CIV 2023 Term Loan”). The CIV 2023 Term Loan is governed by French law. Funds under the facility are to be applied towards, inter alia, refinancing certain indebtedness of IHS Côte d’Ivoire S.A. (including the IHS Côte d’Ivoire S.A. Facility), general corporate and working capital purposes, and funding a settlement of intercompany loans.

In June 2024, €31.9 million (approximately $34.2 million) and XOF 4.0 billion (approximately $6.6 million) was drawn down under the CIV (2023) Term Loan and the proceeds were applied towards general corporate purposes.

As of June 30, 2024, €88.0 million (approximately $94.3 million) and XOF 11.2 billion (approximately $18.2 million) were drawn under this facility and the proceeds were applied towards, inter alia, the repayment of the IHS Côte d’Ivoire S.A. Facility.

(c)	IHS Holding (2022) Bullet Term Loan Facility

IHS Holding Limited entered into a $600.0 million term loan agreement in October 2022, (as amended and/or restated from time to time, the “IHS Holding 2022 Term Loan”), between, amongst others, IHS Holding Limited as borrower, Citibank Europe plc, UK Branch as facility agent and certain financial institutions listed therein as original lenders. The loan is guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Towers NG Limited, IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., INT Towers Limited and IHS Nigeria.

In October 2023, the available commitments under the IHS Holding 2022 Term Loan were voluntarily reduced by $100.0 million and the availability period on the remaining balance in available commitments was extended to April 2024 from October 2023. In March 2024, the available commitments under the IHS Holding 2022 Term Loan were further voluntarily reduced by $70.0 million. In April 2024, $60.0 million of the IHS Holding 2022 Term Loan Facility was drawn down.

As of June 30, 2024, $430.0 million of the IHS Holding 2022 Term Loan was drawn down.

(d)IHS Holding (2024) Term Facility

IHS Holding Limited entered into a $270.0 million loan agreement on March 8, 2024, (as amended and/or restated from time to time, the “IHS Holding 2024 Term Facility”), between, amongst others, IHS Holding Limited as borrower and Standard Chartered Bank (Singapore) Limited as the original lender. The loan is guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Towers NG Limited, IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., INT Towers Limited and IHS Nigeria.

As of June 30, 2024, $270.0 million of the IHS Holding 2024 Term Facility was drawn down. The majority of the drawn proceeds have been applied toward the repayment of Letter of Credit Facilities in Nigeria.

(e)Nigeria (2023) Revolving Credit Facility

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN 55.0 billion (approximately $36.3 million) revolving credit facility agreement in January 2023, (as amended and/or restated from time to time the “Nigeria 2023 RCF”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Towers NG Limited and INT Towers as borrowers and guarantors; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., and Nigeria Tower Interco B.V. as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

As of June 30, 2024, NGN 51.0 billion (approximately $33.7 million) million of the Nigeria 2023 RCF was drawn down.

(f)I-Systems Debentures

I-Systems issued debentures for BRL 160.0 million (approximately $28.6 million), in June 2024 (as amended and/or restated from time to time, the “I-Systems Debentures”). The I-Systems Debentures amortize, starting from November 2026, semi-annually until maturity in May 2032.

The proceeds from the issuance of the I-Systems Debentures were applied towards, inter alia, general corporate and working capital purposes.

(g)	IHS South Africa Overdraft

IHS SA entered into a ZAR 350.0 million (approximately $19.2 million) overdraft facility agreement in October 2023, (the “IHS SA Overdraft”). The IHS SA Overdraft is governed by South African law and funds borrowed under the facility will be applied towards general corporate purposes. The IHS SA Overdraft will terminate in October 2024.

As of June 30, 2024, ZAR 93.1 million (approximately $5.1 million) has been drawn down under this facility.

ii.Letters of credit

As of June 30, 2024, IHS Nigeria Limited has utilized $2.2 million through funding under agreed letters of credit. These letters mature on September 30, 2024, and their interest rates range from 12.00% to 15.55%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.

As of June 30, 2024, INT Towers Limited has utilized $5.3 million through funding under agreed letters of credit. These letters mature on September 30, 2024, and their interest rates range from 12.00% to 15.75%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.

As of June 30, 2024, Global Independent Connect Limited has utilized $0.2 million through funding under agreed letters of credit. These letters mature on September 30, 2024, and their interest rates range from 15.25% to 15.28%. These letters of credit are utilized to fund capital and operational expenditure with suppliers.